UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05340

Name of Registrant: Vanguard New Jersey Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

Item 1: Schedule of Investments

Vanguard New Jersey Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.0%)
New Jersey (98.2%)
Atlantic City NJ GO	5.000%	11/1/22	3,000	3,312
Atlantic County NJ Public Facilities COP	6.000%	3/1/15 (14)	1,480	1,561
Bayonne NJ GO	5.750%	7/1/35	7,500	8,118
Bernards Township NJ School District GO	4.000%	7/15/24	1,400	1,541
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/23	1,000	1,174
Burlington County NJ Bridge Commission
Revenue	5.000%	10/1/24	1,000	1,177
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/24	700	812
Burlington County NJ Bridge Commission
Revenue	5.000%	10/1/25	500	583
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/29	275	307
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste
Project)	5.000%	10/1/26	2,100	2,418
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste
Project)	5.000%	10/1/27	4,100	4,691
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	12,500	12,960
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/32	4,000	4,277
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/28	3,600	3,998
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/29	3,225	3,551
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/42	9,980	10,579
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/21	1,040	1,220
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/22	500	586
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/23	1,000	1,145
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/24	1,200	1,365
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/26	700	729
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/26	1,000	1,120
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/21	3,160	3,517
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	4,335	4,524

Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	2,660	2,756
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/28	6,000	6,501
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/29	4,000	4,312
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/30	5,000	5,366
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	9,060	9,590
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	15,000	16,058
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40 (4)	1,000	1,047
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.030%	3/7/14 LOC	4,200	4,200
East Brunswick Township NJ Board of
Education GO	5.000%	11/1/20	1,000	1,206
East Brunswick Township NJ Board of
Education GO	5.000%	11/1/21	1,125	1,358
East Brunswick Township NJ Board of
Education GO	5.000%	11/1/22	1,000	1,207
Essex County NJ Improvement Authority
Revenue	5.500%	10/1/24 (14)	5,000	6,050
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/21	2,390	2,878
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/21 (4)	6,000	7,332
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/22 (4)	10,190	7,986
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.750%	11/1/28 (4)	20,990	26,147
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	9/1/23	400	473
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	9/1/24	500	586
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	1,390	1,506
Hillsborough Township NJ School District GO	5.375%	10/1/19 (4)	1,720	2,106
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/24	1,070	1,206
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/25	500	555
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/26	790	870
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	5.750%	1/1/35	2,000	2,200
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	6.000%	1/1/40	3,000	3,323
Jersey City NJ GO	5.000%	3/1/19	1,550	1,795
Jersey City NJ GO	5.000%	3/1/22	1,750	2,025
Lenape NJ Regional High School District GO	4.000%	3/15/25	1,580	1,713

Mercer County NJ Improvement Authority
Revenue	5.000%	11/1/21	1,000	1,190
Mercer County NJ Improvement Authority
Revenue	5.000%	11/1/24	1,375	1,591
Middlesex County NJ COP	5.000%	10/15/23	1,455	1,683
Middlesex County NJ COP	5.000%	10/15/24	1,055	1,221
Middlesex County NJ COP	5.000%	10/15/25	1,155	1,332
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	5.875%	8/1/31	1,000	1,143
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	6.000%	8/1/38	3,900	4,474
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/14 (ETM)	20	21
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/16 (ETM)	5	6
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/23	1,400	1,689
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/25	445	542
Monroe Township NJ Board of Education GO	5.000%	8/1/26	1,500	1,705
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/24	1,970	2,333
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/25	1,000	1,176
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/26	1,200	1,399
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/27	1,090	1,263
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/28	1,000	1,151
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/29	1,235	1,412
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/18	1,250	1,440
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/19	865	1,004
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/20	1,605	1,857
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/21	1,000	1,156
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/22	1,880	2,167
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/24	1,035	1,163
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25	615	683
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28	465	509
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30	570	616
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31	600	645
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	3,064
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,491
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,784

New Jersey Casino Reinvestment Development
Authority Revenue (Parking Fee)	5.250%	6/1/21 (14)	3,000	3,089
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/38	4,000	4,350
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	10,475	11,226
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/36	935	873
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.040%	3/3/14 LOC	6,000	6,000
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	1,030	1,173
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	8,500	9,460
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	5,500	5,995
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	5,990	6,439
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	2,500	2,662
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	2,111
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,464
New Jersey Economic Development Authority
Revenue (El Dorado Terminals Co. Project)
VRDO	0.040%	3/3/14 LOC	2,000	2,000
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	7,038
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/25 (14)	14,000	16,313
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	2,500	2,901
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/31 (14)	17,675	17,922
New Jersey Economic Development Authority
Revenue (Order of St. Benedict Project)
VRDO	0.020%	3/7/14 LOC	3,600	3,600
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	9,500	9,976
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	1,000	1,050
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	8,000	8,401
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	9,500	9,988
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15 (Prere.)	3,480	3,732
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	2,500	2,920
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	3,000	3,570
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	3,000	3,584
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,100	2,489

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	1,550	1,879
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	2,500	2,990
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	4,115	4,776
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	3,500	4,011
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	3,000	3,537
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	11,650	13,341
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	427
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	3,904
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	10,000	11,231
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,362
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	5,000	5,560
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	24,965	27,512
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,165	2,575
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	7,000	7,652
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	8,359
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	11,520	12,660
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	6,360	6,877
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	9,625	10,446
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30	4,065	4,360
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,611
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	1,005	1,075
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	4,027
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/34	8,000	8,489
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/35	12,095	12,799
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	5,000	5,251
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	5,000	5,362
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	26,625	28,550
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.150%	3/7/14 (12)	1,235	1,235

New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/14 (14)	4,210	4,173
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/18	1,390	1,540
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	1,340	1,447
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	1,160	1,248
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.875%	6/1/42	8,000	8,564
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.020%	3/3/14	3,000	3,000
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.030%	3/3/14	8,600	8,600
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	6,260	7,260
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	2,580	3,033
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/14 (4)	3,180	3,233
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/18	1,000	1,158
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/19	1,105	1,293
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/38	1,250	1,324
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/43	2,500	2,624
New Jersey Educational Facilities Authority
Revenue (Drew University)	5.250%	7/1/20 (14)	2,060	2,334
New Jersey Educational Facilities Authority
Revenue (Fairleigh Dickinson University)	5.500%	7/1/23	2,750	2,766
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	1,013
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	5,000	5,335
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/20 (4)	5,015	5,128
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/20 (14)	2,585	2,847
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/21 (14)	3,025	3,332
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/24 (14)	3,000	3,327

New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,980	3,241
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	12,500	13,515
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/15 (Prere.)	4,700	4,996
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/27 (2)	5,000	5,368
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/20	2,725	3,218
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/21	2,635	3,053
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,065
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	6,020	7,127
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/24	3,450	4,251
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	5,000	5,794
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/30	4,090	4,666
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/34	2,000	2,232
2 New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	7,400	7,656
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/35	2,000	2,227
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,307
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/44	5,000	5,550
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/29	1,430	1,561
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/30	1,500	1,626
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/31	1,575	1,698
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/37	2,065	2,183
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/42	2,390	2,510
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.375%	7/1/38	8,395	9,185
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/24 (14)	2,200	2,408
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	1,000	1,074
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/38	1,200	1,284
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/43	1,500	1,572
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.250%	12/1/18 (ETM)	420	520
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	1,430	1,811

New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	65	84
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	9,549
1 New Jersey Educational Facilities Authority
Revenue TOB VRDO	0.210%	3/3/14	9,900	9,900
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/19 (Prere.)	135	162
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/19 (Prere.)	180	216
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/28	4,095	4,644
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	3,000	3,255
New Jersey GO	5.000%	8/15/19	5,000	6,001
New Jersey GO	5.000%	6/1/20	915	1,069
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/23	8,580	9,798
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/27	13,165	14,404
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Marlboro Psychiatric Hospital
Project)	5.000%	9/15/33	5,085	5,361
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/14	7,695	7,815
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/15	5,000	5,288
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	4,095	4,691
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/41	1,500	1,717
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/23	2,675	2,830
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/26	2,780	2,921
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/37	10,000	10,309
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18	1,750	1,981
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/19	2,000	2,285
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	750	843
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/23	2,600	2,878
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/24	4,400	4,801
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	6,680	7,223

New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital)	5.000%	7/1/18	1,000	1,040
New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital)	5.500%	7/1/30	3,055	3,098
New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital)	5.500%	7/1/36	6,800	6,877
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	1,250	1,375
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,170	2,456
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	3,000	3,390
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.125%	1/1/21	15,000	16,205
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	3,500	3,794
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/28	3,500	3,642
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/34	2,000	2,050
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	4.250%	7/1/18	815	878
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	5.000%	7/1/25	3,215	3,308
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	10,000	11,535
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	1,500	1,696
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center)	5.250%	7/1/25	1,200	1,298
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/31	2,250	2,374
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/37	4,960	5,106
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/42	1,750	1,781
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/17	2,000	2,247
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/23	1,500	1,690

New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/23	1,000	1,140
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/24	5,000	5,569
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	2,000	2,205
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	1,250	1,391
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	2,000	2,179
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	2,635	2,834
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	1,310	1,419
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/32	2,000	2,108
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health Systems)	5.000%	7/1/38 (12)	4,270	4,416
1 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian V) TOB VRDO	0.180%	3/7/14 (12)	4,635	4,635
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.020%	3/7/14 LOC	2,400	2,400
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/26	2,045	2,092
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.250%	7/1/31	2,000	2,025
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.500%	7/1/43	3,500	3,525
New Jersey Health Care Facilities Financing
Authority Revenue (Rahway Hospital) VRDO	0.020%	3/7/14 LOC	2,000	2,000
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/31	5,000	5,202
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.250%	7/1/35	7,000	7,457
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.500%	7/1/43	8,000	8,560
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/16	1,500	1,631
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	0.000%	7/1/21 (ETM)	1,260	1,075

New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/24	2,000	2,163
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	1,000	1,016
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/32	2,000	2,135
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/37	2,600	2,735
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	6.625%	7/1/38	3,880	3,965
New Jersey Health Care Facilities Financing
Authority Revenue (St. Luke’s Warren
Hospital Obligated Group)	4.500%	8/15/43	12,400	11,835
New Jersey Health Care Facilities Financing
Authority Revenue (Underwood Memorial
Hospital) VRDO	0.030%	3/7/14 LOC	4,400	4,400
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/23	2,390	2,743
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/24	3,120	3,557
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/25	3,470	3,909
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/26	7,600	8,482
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/27	4,000	4,387
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/28	3,000	3,262
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/29	2,410	2,613
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,000	3,234
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,000	3,155
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.010%	3/3/14 LOC	2,500	2,500
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	4,255	4,514
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	1,275	1,340
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	1,275	1,340
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	5,000	5,389
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	4,320	4,592
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	1,365	1,370
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.020%	3/7/14	7,000	7,000
New Jersey Institute of Technology Revenue	5.000%	7/1/32	1,500	1,618

New Jersey Institute of Technology Revenue	5.000%	7/1/42	5,000	5,264
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	250	288
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	385	442
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (14)	5,120	5,814
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/21 (14)	3,000	3,477
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/22 (14)	1,120	1,302
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	15,000	16,125
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (ETM)	5,000	5,329
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	2,146
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	6,096
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	3,500	4,202
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	2,980
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	3,900	2,667
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/24	2,500	2,837
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	4,900	6,027
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/25	4,500	5,072
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/25 (14)	7,000	8,643
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	6,000	3,439
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	5,000	5,476
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	11,245	12,566
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	5,245	5,751
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	23,000	11,549
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	8,855	4,446
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	2,785	3,051
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29 (4)	6,970	3,330
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	7,360	3,458
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/30	3,065	3,352
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	10,000	4,384
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	5,871

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	1,500	1,654
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	6,000	6,721
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	13,500	5,548
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	10,000	10,671
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	10,000	3,866
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/32 (2)	19,985	21,783
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/33	9,500	10,102
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	5,000	1,838
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	1,103
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,210	2,817
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	4,000	4,683
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	6,000	1,923
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	11,675	3,496
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,165	327
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/38	22,105	23,190
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	6,500	1,701
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,000	3,925
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,681
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	3,360	3,830
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/39	5,400	5,966
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	15,150	3,644
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/40	4,500	1,019
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	10,000	10,875
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	17,750	18,385
New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.030%	3/7/14 LOC	6,400	6,400
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.050%	3/7/14 LOC	2,515	2,515
New Jersey Turnpike Authority Revenue	5.000%	1/1/15 (Prere.)	16,000	16,654
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,560	1,738
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	7,705	8,173
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)(ETM)	6,720	7,487
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	8,335	9,243

New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	4,000	4,768
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	6,000	6,425
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	8,500	9,135
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	6,400	6,764
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	5,000	5,320
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	3,500	3,673
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	32,000	33,900
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	18,285	19,580
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	5,000	5,268
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	4.375%	1/1/37 (14)	100	93
North Hudson NJ Sewerage Authority Revenue	5.000%	6/1/42	5,070	5,314
Ocean County NJ GO	5.000%	6/1/24	1,440	1,700
Ocean County NJ Utility Authority Wastewater
Revenue	6.600%	1/1/18 (ETM)	1,600	1,814
Passaic County NJ Improvement Authority
Lease Revenue (Preakness Healthcare
Center Expansion Project)	5.000%	5/1/24	2,610	2,942
Passaic County NJ Improvement Authority
Lease Revenue (Preakness Healthcare
Center Expansion Project)	5.000%	5/1/25	2,740	3,066
Passaic County NJ Improvement Authority
Lease Revenue (Preakness Healthcare
Center Expansion Project)	5.000%	5/1/26	2,885	3,191
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/19	1,680	2,011
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/20	1,450	1,730
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/21	3,500	4,177
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/25	3,000	3,471
Port Authority of New York & New Jersey
Revenue	5.375%	3/1/28	1,280	1,508
Port Authority of New York & New Jersey
Revenue	4.500%	7/15/28	4,000	4,248
Port Authority of New York & New Jersey
Revenue	5.000%	3/1/29	4,500	4,993
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	5,140	5,601
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	3,395	3,722
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	3,500	3,821
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	6,625	7,366
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/33	3,500	3,696
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	1,250	1,385
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/34	7,000	7,721
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	6,988
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/36	3,400	3,736

Port Authority of New York & New Jersey
Revenue	5.000%	12/1/38	10,000	10,868
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/39	6,600	7,209
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	16,250	17,194
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/39	4,000	4,373
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	16,065	17,032
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	5,000	5,312
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	3,000	3,270
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,442
River Dell NJ Regional School District GO	4.000%	3/1/23	500	551
River Dell NJ Regional School District GO	4.000%	3/1/24	890	969
Rutgers State University New Jersey Revenue	5.000%	5/1/28	4,000	4,547
Rutgers State University New Jersey Revenue	5.000%	5/1/30	5,000	5,605
Rutgers State University New Jersey Revenue	5.000%	5/1/33	10,000	11,044
Rutgers State University New Jersey Revenue	5.000%	5/1/36	3,000	3,277
Rutgers State University New Jersey Revenue	5.000%	5/1/38	5,460	5,932
Rutgers State University New Jersey Revenue	5.000%	5/1/43	12,590	13,558
Rutgers State University New Jersey Revenue
VRDO	0.020%	3/3/14	16,405	16,405
Rutgers State University New Jersey Revenue
VRDO	0.030%	3/3/14	545	545
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,477
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,447
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,176
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,369
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/26	5,000	5,402
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,960	3,181
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	2,435	2,601
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	2,000	2,115
South Jersey Transportation Authority New
Jersey Transportation System Revenue
VRDO	0.030%	3/7/14 LOC	6,000	6,000
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	15,000	14,516
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	5,030	4,423
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/41	3,230	2,467

Union County NJ Improvement Authority Lease
Revenue (Family Court Building Project)	5.000%	5/1/42	5,000	5,371
Union County NJ Utilities Authority Revenue	5.000%	6/15/41	4,000	4,253
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/14 (Prere.)	2,420	2,456
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/14 (Prere.)	1,975	2,005
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/14 (Prere.)	2,185	2,218
West Deptford Township NJ GO	5.000%	7/1/22 (4)	1,555	1,748
West Deptford Township NJ GO	5.000%	7/1/23 (4)	1,035	1,162
				1,881,959
Virgin Islands (0.4%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/14 (Prere.)	3,390	3,491
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	3,000	3,278
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,500	1,569
				8,338
Guam (0.3%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	5,000	5,113

Puerto Rico (0.1%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	898

Total Tax-Exempt Municipal Bonds (Cost $1,830,464)				1,896,308
Total Investments (99.0%) (Cost $1,830,464)				1,896,308
Other Assets and Liabilities-Net (1.0%)				19,764
Net Assets (100%)				1,916,072

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate value of these securities was $18,285,000, representing 1.0% of net assets.
2 Securities with a value of $309,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.

New Jersey Long-Term Tax-Exempt Fund

VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

New Jersey Long-Term Tax-Exempt Fund

The following table summarizes the market value of the fund's investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,896,308	—
Futures Contracts—Assets[1]	26	—	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	24	1,896,308	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At February 28, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2014	(119)	(14,819)	(25)
5-Year U.S. Treasury Note	June 2014	86	10,308	(2)
Ultra Long U.S. Treasury Note	June 2014	(21)	(3,015)	—
				(27)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At February 28, 2014, the cost of investment securities for tax purposes was $1,831,190,000. Net unrealized appreciation of investment securities for tax purposes was $65,118,000, consisting of unrealized gains of $81,151,000 on securities that had risen in value since their purchase and $16,033,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard New Jersey Tax-Exempt Money Market Fund

Schedule of Investments
As of February 28, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.2%)
New Jersey (99.9%)
Bernards Township NJ School District GO	1.000%	1/1/15	2,305	2,320
1 BlackRock MuniHoldings New Jersey Quality
Fund, Inc. VRDP VRDO	0.240%	3/7/14 LOC	40,300	40,300
1 BlackRock MuniYield New Jersey Quality Fund,
Inc. VRDP VRDO	0.240%	3/7/14 LOC	25,000	25,000
Burlington County NJ BAN	0.750%	5/21/14	12,231	12,246
Burlington County NJ Bridge Commission
Revenue	5.000%	10/15/14	1,000	1,030
Burlington County NJ Bridge Commission
Revenue BAN	1.250%	11/19/14	13,250	13,346
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)
VRDO	0.030%	3/7/14 LOC	16,535	16,535
Camden County NJ Improvement Authority
Lease Revenue (Parkview Redevelopment
Housing Project) VRDO	0.030%	3/7/14 LOC	49,500	49,500
Delaware River & Bay Authority New Jersey
Revenue VRDO	0.020%	3/7/14 LOC	4,300	4,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.030%	3/7/14 LOC	7,400	7,400
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.030%	3/7/14 LOC	37,845	37,845
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.030%	3/7/14 LOC	59,810	59,810
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.040%	3/7/14 LOC	29,635	29,635
Essex County NJ Improvement Authority
Revenue (Fern Senior Housing Project)
VRDO	0.030%	3/7/14 LOC	7,300	7,300
Essex County NJ Improvement Authority
Revenue (Jewish Community Center of Metro
West Inc. Project) VRDO	0.020%	3/7/14 LOC	4,100	4,100
Essex County NJ Improvement Authority
Revenue (Pooled Government Loan) VRDO	0.020%	3/7/14 LOC	12,500	12,500
Freehold Township NJ BAN	1.000%	12/16/14	11,855	11,926
1 Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation) TOB VRDO	0.040%	3/7/14	4,185	4,185
Gloucester County NJ Pollution Control
Financing Authority Revenue (ExxonMobil
Project) VRDO	0.020%	3/3/14	29,700	29,700
Hudson County NJ Improvement Authority BAN	1.000%	12/10/14	7,500	7,535
1 Madison Borough NJ Board of Education GO
TOB VRDO	0.030%	3/7/14 LOC	11,555	11,555
Mahwah Township NJ BAN	1.000%	6/6/14	3,150	3,156
Mercer County NJ BAN	1.000%	12/2/14	20,000	20,122
Monmouth County NJ Improvement Authority
Lease Revenue (Capital Equipment Pooled)	1.000%	10/1/14	3,090	3,104

Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	2.000%	12/4/14	6,000	6,082
Morris County NJ GO	5.000%	3/15/14	1,095	1,097
Morris County NJ GO	1.000%	11/15/14	1,168	1,175
Morris County NJ GO	0.500%	2/1/15	1,000	1,003
Morris Township NJ BAN	1.000%	11/14/14	16,381	16,471
Morris-Union Jointure Commission New Jersey
COP	5.000%	5/1/14 (Prere.)	3,675	3,740
New Jersey Building Authority Revenue	5.000%	6/15/14 (ETM)	2,600	2,638
New Jersey Economic Development Authority
Natural Gas Facilities Revenue (New Jersey
Natural Gas Co.) VRDO	0.020%	3/3/14	4,845	4,845
New Jersey Economic Development Authority
Revenue	5.000%	9/1/14 (Prere.)	2,200	2,253
New Jersey Economic Development Authority
Revenue (Applewood Estates Project) VRDO	0.020%	3/7/14 LOC	9,300	9,300
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.040%	3/3/14 LOC	8,535	8,535
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.040%	3/3/14 LOC	3,500	3,500
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.040%	3/3/14 LOC	10,000	10,000
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.375%	6/15/14 (ETM)	9,000	9,137
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	30,175	30,662
New Jersey Economic Development Authority
Revenue (Columbia University Project) CP	0.100%	3/3/14	7,155	7,155
New Jersey Economic Development Authority
Revenue (Cooper Health System Project)
VRDO	0.030%	3/7/14 LOC	12,600	12,600
1 New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
TOB VRDO	0.030%	3/7/14	6,380	6,380
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
VRDO	0.030%	3/3/14 LOC	28,800	28,800
New Jersey Economic Development Authority
Revenue (El Dorado Terminals Co. Project)
VRDO	0.040%	3/3/14 LOC	2,200	2,200
New Jersey Economic Development Authority
Revenue (Job Haines Home Project) VRDO	0.040%	3/7/14 LOC	3,400	3,400
1 New Jersey Economic Development Authority
Revenue (Montclair Art Museum Project)
VRDO	0.040%	3/7/14 LOC	4,460	4,460
New Jersey Economic Development Authority
Revenue (Order of St. Benedict Project)
VRDO	0.020%	3/7/14 LOC	8,545	8,545
New Jersey Economic Development Authority
Revenue (Princeton Day School) VRDO	0.030%	3/7/14 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (Ranney School Project) VRDO	0.030%	3/7/14 LOC	21,490	21,490
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/15 (Prere.)	1,000	1,049
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	1,250	1,314

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	3,300	3,469
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (Prere.)	11,605	11,885
New Jersey Economic Development Authority
Revenue (United Methodist Homes)	6.250%	7/1/14 (Prere.)	5,800	6,029
New Jersey Economic Development Authority
Revenue Pollution Control Revenue (Exxon
Project) VRDO	0.020%	3/3/14	2,700	2,700
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.020%	3/3/14	11,650	11,650
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.030%	3/3/14	14,800	14,800
New Jersey Economic Development Authority
School Revenue (Blair Academy Project)
VRDO	0.020%	3/7/14 LOC	12,925	12,925
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/14	15,000	15,122
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.020%	3/7/14	17,225	17,225
1 New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.020%	3/7/14	23,300	23,300
1 New Jersey Educational Facilities Authority
Revenue (Institute for Defense Analyses)
VRDO	0.030%	3/7/14 LOC	8,160	8,160
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.125%	7/1/14 (Prere.)	1,825	1,855
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.030%	3/7/14	2,665	2,665
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.040%	3/7/14	2,165	2,165
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/14 (Prere.)	1,250	1,270
New Jersey Educational Facilities Authority
Revenue (Seton Hall University) VRDO	0.020%	3/7/14 LOC	14,310	14,310
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.375%	7/1/14 (Prere.)	2,500	2,542
1 New Jersey Environmental Infrastructure Trust
Revenue TOB VRDO	0.030%	3/7/14	4,015	4,015
New Jersey GO	4.000%	6/1/14	10,735	10,838
New Jersey GO	5.250%	7/1/14	1,525	1,551
New Jersey GO	5.000%	8/1/14	13,000	13,264
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.030%	3/7/14 LOC	26,285	26,285
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.040%	3/7/14 LOC	6,000	6,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.040%	3/7/14 LOC	19,000	19,000

New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.040%	3/7/14 LOC	25,000	25,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.040%	3/7/14 LOC	24,550	24,550
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health Systems)
VRDO	0.030%	3/7/14 LOC	16,140	16,140
New Jersey Health Care Facilities Financing
Authority Revenue (Rahway Hospital) VRDO	0.020%	3/7/14 LOC	1,700	1,700
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.020%	3/7/14 LOC	6,000	6,000
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.020%	3/7/14 LOC	700	700
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.020%	3/7/14 LOC	15,000	15,000
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.030%	3/7/14 LOC	13,905	13,905
New Jersey Health Care Facilities Financing
Authority Revenue (Southern Ocean County
Hospital) VRDO	0.020%	3/7/14 LOC	6,000	6,000
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.010%	3/3/14 LOC	30,090	30,090
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.040%	3/3/14 LOC	8,700	8,700
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.020%	3/7/14 LOC	1,700	1,700
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.020%	3/7/14 LOC	3,455	3,455
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.020%	3/7/14 LOC	13,200	13,200
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.020%	3/7/14 LOC	14,000	14,000
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.040%	3/7/14	4,620	4,620
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.180%	3/7/14	11,550	11,550
New Jersey Highway Authority Revenue
(Garden State Parkway)	5.500%	1/1/15 (ETM)	2,850	2,977
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.040%	3/7/14 LOC	6,830	6,830
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.030%	3/7/14	12,050	12,050
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.030%	3/7/14	46,685	46,685
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.030%	3/7/14	10,415	10,415

New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.040%	3/7/14	38,130	38,130
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.040%	3/7/14	1,500	1,500
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/14 (Prere.)	1,350	1,369
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/14 (Prere.)	2,875	2,917
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/14 (Prere.)	2,500	2,537
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/14 (Prere.)	1,280	1,299
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	12/15/14 (ETM)	1,665	1,739
New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.030%	3/7/14 LOC	21,100	21,100
New Jersey Turnpike Authority Revenue VRDO	0.020%	3/7/14 LOC	38,000	38,000
1 Nuveen New Jersey Investment Quality
Municipal Fund VRDP VRDO	0.110%	3/7/14 LOC	38,300	38,300
Paramus Borough NJ BAN	1.000%	2/20/15	10,105	10,172
Port Authority of New York & New Jersey
Revenue	2.000%	9/15/14	3,700	3,738
Port Authority of New York & New Jersey
Revenue CP	0.120%	3/11/14	9,230	9,230
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.040%	3/7/14	7,770	7,770
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.040%	3/7/14	5,000	5,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.050%	3/7/14	2,700	2,700
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.050%	3/7/14	2,100	2,100
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.050%	3/7/14	3,500	3,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.060%	3/7/14	9,095	9,095
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.080%	3/7/14	3,495	3,495
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.080%	3/7/14	8,000	8,000
Princeton University New Jersey CP	0.050%	6/2/14	16,300	16,300
Princeton University New Jersey CP	0.050%	6/2/14	7,700	7,700
Rutgers State University New Jersey Revenue	5.000%	5/1/14 (Prere.)	1,330	1,341
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.030%	3/7/14	6,700	6,700
Rutgers State University New Jersey Revenue
VRDO	0.030%	3/3/14	65,435	65,435
Secaucus NJ BAN	1.000%	1/9/15	5,573	5,604
South Jersey Transportation Authority New
Jersey Transportation System Revenue
VRDO	0.020%	3/7/14 LOC	1,980	1,980
South Jersey Transportation Authority New
Jersey Transportation System Revenue
VRDO	0.030%	3/7/14 LOC	13,940	13,940
Union County NJ BAN	0.750%	6/27/14	68,000	68,127

Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.020%	3/3/14	25,495	25,495
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.020%	3/3/14	20,420	20,420
1 Union County NJ Utilities Authority Revenue
TOB VRDO	0.050%	3/7/14	14,815	14,815
Wayne Township NJ BAN	1.000%	7/22/14	15,780	15,824
West Orange Township NJ BAN	1.000%	10/21/14	8,186	8,218
				1,619,163
Puerto Rico (0.3%)
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.375%	7/1/14 (Prere.)	5,000	5,086

Total Tax-Exempt Municipal Bonds (Cost $1,624,249)				1,624,249
Total Investments (100.2%) (Cost $1,624,249)				1,624,249
Other Assets and Liabilities-Net (-0.2%)				(3,634)
Net Assets (100%)				1,620,615

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate value of these securities was $249,830,000, representing 15.4% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).

New Jersey Tax-Exempt Money Market Fund

(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC Assured Guaranty Corporation.
(13) BHAC Berkshire Hathaway Assurance Corporation.
(14) NPFG National Public Finance Guarantee Corporation.
(15) BAM Build America Mutual Assurance Company.
(16) MAC Municipal Assurance Corporation.
(17) RAA Radian Asset Assurance Inc.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

. Security Valuation: Securities are valued at amortized cost, which approximates market value.

. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2014, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2014

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 16, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.